Finance Lease Receivables (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Finance Lease Receivables [Abstract]
Impairment on finance lease receivables	$ 423,267	$ 0
Selling profit on finance leases	53,924	$ 0	$ 725,814
Carrying value of finance lease receivables	$ 971,226